Taxes on Income (Details) - Schedule of reconciliation of tax benefit - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Tax Benefit [Abstract]
Loss before tax benefit	$ (4,509,547)	$ (2,518,864)	$ (12,543,737)
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit	$ 1,037,196	$ 579,339	$ 2,885,060
Losses and timing differences for which valuation allowance was provided, net	(438,612)	(463,784)	(329,578)
Non-deductible expenses and other permanent differences	(624,299)	(196,980)	(2,526,808)
Other	25,715	81,425	(28,674)
Income tax expense recognized in profit or loss